Redeemable Convertible Preferred Stock and Stockholders' Equity (Deficit)	12 Months Ended
Dec. 31, 2020
Equity [Abstract]
Redeemable Convertible Preferred Stock and Stockholders' Equity (Deficit)

8. Redeemable Convertible Preferred Stock and Stockholders’ Equity (Deficit)

Redeemable Convertible Preferred Stock

Immediately prior to the closing of the Company’s IPO, all of the outstanding shares of redeemable convertible preferred stock converted into 25,958,000 shares of common stock, excluding the 274,000 shares of common stock that were issued on the exercise of outstanding redeemable convertible preferred stock warrants.

Preferred Stock

Upon the closing of the IPO, the Company’s amended and restated certificate of incorporation authorized 5,000,000 shares of undesignated preferred stock, $0.001 par value per share, the rights, preferences and privileges of which may be designated from time to time by the Company’s board of directors. As of December 31, 2020, no shares of the preferred stock were issued and outstanding.

Redeemable Convertible Preferred Stock Warrants and Common Stock Warrants

On the closing of the IPO, the aggregate outstanding Series A redeemable convertible preferred stock warrants of 500,000 shares converted into 63,000 common stock warrants with an exercise price of $7.96 per share, which resulted in the reclassification of the convertible preferred stock warrant liability of $1.2 million to additional paid-in capital. The common stock warrants expire in September 2025.

On the closing of the IPO, the aggregate outstanding Series B redeemable convertible preferred stock warrants of 2,176,000 shares were net exercised with an exercise price of $2.2674 per share, which resulted in the issuance of 65,000 shares of the Company’s common stock based on the IPO price of $27.00 per share. In addition, the aggregate outstanding Series C redeemable convertible preferred stock warrants of 1,655,000 shares were cash exercised at an exercise price of $2.5915 per share, which resulted in the issuance of 209,000 shares of the Company’s common stock with total aggregate cash proceeds of $4.3 million.

In 2009, the Company issued a warrant to purchase 8,860 shares of common stock with an exercise price of $8.61 per share and a fair value of $30,000 in connection with a product development agreement. The warrant was fully vested and exercised during the first quarter of 2019.

Common Stock

The Company has reserved shares of common stock, on an as-if converted basis, for issuance as of December 31, 2020 as follows (in thousands):

Shares
Warrants to purchase common stock	63
Stock options outstanding	4,763
Restricted stock units outstanding	44
Performance stock units outstanding	25
Shares available for future purchase under ESPP	687
Shares available for future grant under 2020 Plan	3,537
9,118